WILMER CUTLER PICKERING
HALE AND DORR LLP

                                                     David C. Phelan
December 8, 2004
                                                     60 STATE STREET
                                                     BOSTON, MA 02109
                                                     + 1 617 526 6372
                                                     + 1 617 526 5000 fax
                                                     david.phelan@wilmerhale.com
VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pioneer America Income Trust's (the "Fund") Registration Statement on Form N-1A (File Nos. 33-20795 and 811-05516)

Ladies and Gentlemen:

     Please find enclosed Post-Effective Amendment No. 24 to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), as filed under (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and Rule 8b-11 thereunder, (3) General Instructions B and C to Form N-1A and (4) Rule 101(a) of Regulation S-T.

     The Registration Statement includes the Fund's Investor Class prospectus, a supplement to the Fund's statement of additional information ("SAI"), Part C and exhibits. The Registration Statement is being filed to register the Fund's Investor Class shares in connection with the reorganization of Safeco Intermediate-Term U.S. Government Fund (the "Safeco Fund") into the Fund (the "Reorganization"). The Fund's registration statement on Form N-14 has been declared effective by the staff of the Securities and Exchange Commission (the "Commission"). The Safeco Fund's shareholders will receive Investor Class shares of the Pioneer Fund if the Safeco Fund's shareholders approve the reorganization. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends.

     Other than the references to the Fund, the numbers in the "fees and expense" table and example, and the incorporation of the appropriate documents and financial statements, the Registration Statement is identical to Pioneer Value Fund's registration statement on Form N-1A (File Nos. 2-32773 and 811-01835), which was filed with the Commission on September 8, 2004 (Accession No. 0001016964-04-000384) to register Investor Class shares, and modified in response to oral comments received by the staff of the Commission regarding such filing.


         BALTIMORE   BEIJING   BERLIN   BOSTON   BRUSSELS   LONDON
    MUNICH   NEW YORK   NORTHERN VIRGINIA   OXFORD   WALTHAM   WASHINGTON

December 8, 2004
Page 2


     The persons specified in Section 6(a) of the 1933 Act have signed the Registration Statement on behalf of the Fund and, pursuant to Rule 302 of Regulation S-T, the Fund will retain a manually executed copy of the Registration Statement. The electronic copy of the Registration Statement contains conformed signatures.

     In accordance with Rule 461 under the 1933 Act, the Fund hereby requests acceleration of the effective date of the Registration Statement. We have been advised that the Fund is aware of its obligations under the 1933 Act. The Fund would greatly appreciate any assistance that the staff of the Commission can provide to accelerate the effectiveness of the Registration Statement as soon as practicable in connection with the Reorganization. The Safeco Fund's shareholder meeting is scheduled to occur on December 8, 2004, and the closing of the Reorganization is scheduled to occur on December 10, 2004, at which point the Fund's Investor Class shares would be transferred to the Safeco Fund's shareholders.

     Per the staff of the Commission's request and pursuant to the Commission's press release ("SEC Staff to Publicly Release Comment Letters and Responses, 2004-89), the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filing. The Fund acknowledges that staff comments or changes in response to staff comments in the proposed disclosure in the Registration Statement may not be asserted as a defense in any proceeding which may be brought by any person with respect to this matter. The Fund also represents to the Commission that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing and each Fund represents that it will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. The Fund further acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing.

     If you have any questions or comments on the Registration Statement, please contact either Elaina Kim at (617) 526-6685 (collect) or me at 617-526-6372 (collect), counsel to the Fund.

Best regards,

/s/ David C. Phelan
-------------------
David C. Phelan

cc: Christopher J. Kelley, Esq.
    Dominic Minore, Esq. (Division of Investment Management)